Significant accounting policies (Details) € in Thousands		12 Months Ended
		Dec. 31, 2020 EUR (€) segment d reporting_unit	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Significant Accounting Policies [Line Items]
Deferred revenue		€ 2,750	€ 5,553	€ 7,900
Revenue recognized that was included in beginning deferred revenue balance		5,200	7,600
Amortization of intangible assets	[1]	373	1,685	1,684
Restricted cash		2,400	2,400
Restricted cash, noncurrent		2,300
Incremental allowance for uncollectible amounts		656	754	630
Allowance for uncollectible amount, write-offs		400
Land rent expense				1,800
Depreciation		€ 10,479	10,298	11,370
Number of reporting units | reporting_unit		3
Number of operating segments | segment		3
Reserves restricted for dividend distribution		€ 188,700	€ 190,700
Minimum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		10 days
Accounts receivable due, number of days | d		10
Minimum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Minimum | RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		1 year
Maximum
Significant Accounting Policies [Line Items]
Performance obligation payment terms		90 days
Accounts receivable due, number of days | d		90
Intangible asset, useful life		7 years
Maximum | Stock Option
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Maximum | RSUs
Significant Accounting Policies [Line Items]
Award vesting period (in years)		3 years
Computer equipment, capitalized software and software development cost and furniture and other equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Computer equipment, capitalized software and software development cost and furniture and other equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment useful life		8 years
Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Software Enhancement Costs
Significant Accounting Policies [Line Items]
Property and equipment useful life		3 years
Buildings
Significant Accounting Policies [Line Items]
Depreciation				€ 1,600
Expedia | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		27.00%	34.00%	36.00%
Expedia | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		20.00%	45.00%
Booking Holdings | Customer Concentration Risk | Revenue
Significant Accounting Policies [Line Items]
Concentration risk, percentage		44.00%	40.00%	39.00%
Booking Holdings | Customer Concentration Risk | Accounts Receivable
Significant Accounting Policies [Line Items]
Concentration risk, percentage		47.00%	28.00%
Acquired technology
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 84	€ 143	€ 278
Internal use software and website development costs
Significant Accounting Policies [Line Items]
Amortization of intangible assets		€ 4,600	€ 4,300	€ 3,000

[1]	Includes depreciation and amortization as follows:

	Year ended December 31,
	2018	2019	2020
Amortization of internal use software costs included in selling and marketing	—	360	188
Amortization of acquired technology included in amortization of intangible assets	278	143	84
Amortization of internal use software and website development costs included in technology and content	2,214	3,239	3,926
Amortization of internal use software costs included in general and administrative	785	656	491